TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	26.50%	25.00%
Operating Loss Carryforwards	$ 4,086
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,983
Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry forwards Expiration Period	2034
Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry forwards Expiration Period	2031
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 13,076